STOCK BASED COMPENSATION - Option Activity of the Plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at beginning of period (in shares)	19,553	18,072	18,072
Granted (in shares)			8,463
Exercised (in shares)	(163)		(522)
Forfeited/expired (in shares)	(12)		(6,460)
Outstanding at end of period (in shares)	19,378		19,553	18,072
Options vested at end of period (in shares)	11,044		10,905
Options vested or expected to vest at end of period (in shares)	18,673		18,818
Weighted-Average Exercise Price per share
Outstanding at beginning of period (in dollars per share)	$ 1.53	$ 2.01	$ 2.01
Granted (in dollars per share)			1.51
Exercised (in dollars per share)	1.10		0.62
Forfeited/expired (in dollars per share)	1.40		2.92
Outstanding at end of period (in dollars per share)	1.53		1.53	$ 2.01
Options vested at end of period (in dollars per share)	1.55		1.53
Options vested or expected to vest at December 31, 2020	$ 1.54		$ 1.53
Weighted-average remaining contractual term (in years)	7 years 6 months 3 days		7 years 9 months	7 years 10 months 2 days
Options vested at December 31, 2020	6 years 3 months 14 days		6 years 6 months 7 days
Options vested or expected to vest at December 31, 2020	7 years 5 months 12 days		7 years 8 months 8 days
Aggregate intrinsic value of options outstanding	$ 259,023		$ 306,408	$ 24,045
Weighted average grant date fair value for options granted		$ 1.65	$ 3.52	$ 1.78
Aggregate intrinsic value of options exercised	100	$ 300	$ 1,800	$ 3,400
Options vested (in dollars)	147,481		170,868
Options vested or expected to vest (in dollars)	$ 249,529		$ 294,824